RELATED PARTY TRANSACTIONS (Schedule of Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,774	$ 1,074
Performance related bonus	211	512
Post-employment benefits	26	24
Share-based compensation benefits as calculated under IFRS 2	1,601	1,690
Total compensation	$ 3,612	$ 3,300